SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Reconciliation of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Balance at beginning of year	$ 2,166	$ 2,476	$ 3,179
Increase during the year	7,907	1,369	218
Amounts collected	(379)	(85)	(130)
Write-off of bad debts	(38)	(1,594)	(791)
Balance at the end of year	$ 9,656	$ 2,166	$ 2,476